Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Apr. 14, 2015	Jun. 30, 2014
C000120605
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 19,782	$ 17,000	$ 15,964	$ 16,671	$ 13,318	$ 12,897	$ 12,140	$ 10,997	$ 10,183	$ 10,156		$ 10,000
C000120608
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 18,470	15,907	14,978	15,683	12,566	12,187	11,505	10,449	9,700	9,699		9,573
C000120609
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 17,892	15,542	14,733	15,538	12,540	12,264	11,668	10,671	9,978	10,056		10,000
C000120610
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 19,874	17,078	16,030	16,736	13,371	12,934	12,177	11,024	10,200	10,173		10,000
C000133671
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 31,024	26,842	23,645	28,674	19,752	18,445	15,000	13,311	10,543	11,234		10,000
C000133672
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 28,983	25,139	22,198	26,988	18,639	17,447	14,222	12,654	10,048	10,733		9,573
C000133673
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 28,084	24,541	21,841	26,752	18,614	17,559	14,422	12,928	10,340	11,129		10,000
C000133674
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 30,999	26,834	23,651	28,699	19,784	18,473	15,020	13,326	10,554	11,242		10,000
C000133677
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 31,098	26,898	23,690	28,722	19,782	18,466	15,012	13,319	10,547	11,234		10,000
C000141783
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 12,593	13,027	11,513	17,817	13,312	12,428	12,065	10,619	8,487	9,770	$ 10,000
C000141785
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 11,791	12,237	10,842	16,806	12,585	11,789	11,477	10,118	8,105	9,358	9,579
C000141786
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 11,489	12,010	10,725	16,765	12,645	11,932	11,698	10,392	8,392	9,750	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742		10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742		10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742		10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742		10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742		10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742		10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742		10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742		10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742		$ 10,000
AllianceBernstein Index: MSCI EAFE Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net)
Account Value	$ 15,579	13,968	11,760	14,301	10,806	11,390	11,269	10,547	8,770	9,762	10,000
AllianceBernstein Index: MSCI EAFE Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net)
Account Value	$ 15,579	13,968	11,760	14,301	10,806	11,390	11,269	10,547	8,770	9,762	10,000
AllianceBernstein Index: MSCI EAFE Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net)
Account Value	$ 15,579	$ 13,968	$ 11,760	$ 14,301	$ 10,806	$ 11,390	$ 11,269	$ 10,547	$ 8,770	$ 9,762	$ 10,000